Cover	Jul. 02, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	333-219700
Entity Registrant Name	NAPC Defense, Inc.
Entity Central Index Key	0001703625
Entity Tax Identification Number	37-1844836
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4910 Creekside Dr.
Entity Address, Address Line Two	Suite K
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	(754)
Local Phone Number	242-6272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1501 Lake Ave SE
Entity Address, City or Town	Largo
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33771